Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt including current portion, Carrying amount	¥ 3,909,024	¥ 3,937,935
Long-term debt including current portion, Fair value	¥ 4,108,377	¥ 4,178,710